UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Spokane, Washington            May 10, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      83

Form 13F Information Table Value Total:      $236,539,009


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
AMGEN INC                           COM        031162100    19585   350479  SH          SOLE             350479
ANNUITY & LIFE RE HOLDINGS LTD      COM        G03910109     2078  4618595  SH          SOLE            4618595
B & G FOODS INC - EISU              COM        05508R205     1885    80650  SH          SOLE              80650
BARRICK GOLD CORP                   COM        067901108     5830   204200  SH          SOLE             204200
BJ SERVICES CO                      COM        055482103     4283   153500  SH          SOLE             153500
BLACKROCK GLOBAL ENERGY & RES TR    COM        09250U101     2338    83755  SH          SOLE              83755
BLACKROCK STRATEGIC DIV ACHIEVE TR  COM        09249Y107      332    21900  SH          SOLE              21900
CANETIC RESOURCES TRUST             COM        137513107     2242   173000  SH          SOLE             173000
CITIGROUP INC                       COM        172967101      529    10300  SH          SOLE              10300
CLAYMORE/RAYMOND JAMES EQUITY FD    COM        183833102      908    50300  SH          SOLE              50300
COCA COLA CO                        COM        191216100     6288   131000  SH          SOLE             131000
COCA COLA ENTERPRISES, Inc.         COM        191219104     2408   118910  SH          SOLE             118910
COMCAST CORP NEW CL A SPL           CL A SPL   20030n200     6473   254125  SH          SOLE             254125
CONOCOPHILLIPS                      COM        20825C104     6507    95200  SH          SOLE              95200
DETREX CORP                         COM        250685104     5271   585569  SH          SOLE             585569
DIAMOND OFFSHORE DRILL              COM        25271C102      341     4211  SH          SOLE               4211
ENCANA CORP                         COM        292505104     6227   123000  SH          SOLE             123000
ENSCO INTERNATIONAL INC             COM        26874Q100     6550   120400  SH          SOLE             120400
EXXON MOBIL CORP                    COM        30231G102     9733   129000  SH          SOLE             129000
GABELLI DIVIDEND & INCOME TRUST     COM        36242H104    10921   507735  SH          SOLE             507735
GENERAL ELECTRIC CO                 COM        369604103     5138   145300  SH          SOLE             145300
HERSHEY COMPANY (THE)               COM        427866108     5154    94300  SH          SOLE              94300
HONEYWELL INTL INC                  COM        438516106     3906    84800  SH          SOLE              84800
HUGOTON RTY TR TEX                  COM        444717102      483    19200  SH          SOLE              19200
ISHARES S&P MID CAP 400 VALUE INDEX COM        464287705      284     3400  SH          SOLE               3400
JAPAN SMALLER CAP FUND              COM        47109U104      184    14740  SH          SOLE              14740
JOHNSON & JOHNSON                   COM        478160104     2902    48150  SH          SOLE              48150
LIBERTY ALL STAR EQUITY FUND        COM        530158104     3089   363400  SH          SOLE             363400
LMP CAPITAL & INCOME FD             COM        50208A102      750    38995  SH          SOLE              38995
MICROSOFT CORP                      COM        594918104    22518   807982  SH          SOLE             807982
NEWMONT MNG CORP                    COM        651639106     5910   140750  SH          SOLE             140750
PEABODY ENERGY CORP                 COM        704549104      895    22250  SH          SOLE              22250
PENGROWTH ENERGY TRUST              COM        706902509     1761   104400  SH          SOLE             104400
PETROLEUM & RESOURCE CORP           COM        716549100      713    20582  SH          SOLE              20582
PFIZER INC                          COM        717081103     1220    48300  SH          SOLE              48300
PHARMACEUTICAL HOLDERS TRUST        DEP RCPT   71712A206     7720    99400  SH          SOLE              99400
POGO PRODUCING CO                   COM        730448107     7290   151550  SH          SOLE             151550
PUBLIC STORAGE                      COM        74460D109     2561    27051  SH          SOLE              27051
RAYTHEON CO                         COM        755111507     5157    98300  SH          SOLE              98300
SELECT SPIDER ENERGY INDEX          COM        81369Y506      421     6977  SH          SOLE               6977
SK TELECOM LTD                      SP ADR     78440P108     2801   119600  SH          SOLE             119600
STREETTRACKS Gold Shares            GOLD SHS   863307104     7781   118360  SH          SOLE             118360
TIME WARNER INC                     COM        887317105     6814   345515  SH          SOLE             345515
US BANCORP DEL COM NEW              COM        902973304      631    18047  SH          SOLE              18047
ABERDEEN ASIA-PACIFIC PRIME INC FD  COM        003009107     2559   400525  SH          SOLE             400525
BANCROFT BOND FUND LTD              COM        059695106      749    37450  SH          SOLE              37450
EATON VANCE SENIOR INCOME TRUST     COM        27826S103     1103   125600  SH          SOLE             125600
MFS CHARTER INCOME TR               SH BEN INT 552727109     2038   238100  SH          SOLE             238100
PIMCO FLOATING RATE STRATEGY        COM        72201J104      587    30625  SH          SOLE              30625
PUTNAM HGH INC BD FD                SHS BEN INT746779107      453    51900  SH          SOLE              51900
PUTNAM MASTR INTR INCM SH BEN INT   SH BEN INT 746909100      927   141350  SH          SOLE             141350
PUTNAM PREMIER INCOME TRUST         SH BEN INT 746853100     3009   456660  SH          SOLE             456660
TEMPLETON EMERGING MARKETS INC      COM        880192109      236    16542  SH          SOLE              16542
FLOW INTL CORP                      COM        343468104      320    29800  SH          SOLE              29800
FREEPORT-MCMORAN COPPER             CL B       35671D857      225     3400  SH          SOLE               3400
GRUPO TMM, SA - SP ADR              SP ADR A SH40051D105      671   238738  SH          SOLE             238738
KANSAS CITY SOUTHERN                COM NEW    485170302     1363    38300  SH          SOLE              38300
KRAFT FOODS INC-A                   CL A       50075N104     1389    43885  SH          SOLE              43885
MFS GOVT MARKETS INC TRUST          COM        552939100       78    11700  SH          SOLE              11700
MULTIBAND CORP                      COM        62544X100       98   199900  SH          SOLE             199900
NORFOLK SOUTHERN CORP               COM        655844108      506    10000  SH          SOLE              10000
NRG ENERGY INC                      COM NEW    629377508     2997    41600  SH          SOLE              41600
NTN BUZZTIME INC                    COM NEW    629410309       17    15000  SH          SOLE              15000
PROGRESS ENERGY TRUST               COM        74326T108      114    10000  SH          SOLE              10000
QUIPP INC                           COM        748802105      213    29181  SH          SOLE              29181
STORM CAT ENERGY CORP               COM        862168101       63    67367  SH          SOLE              67367
TCW STRATEGIC INCOME FUND IN        COM        872340104      762   144800  SH          SOLE             144800
TRIARC COMPANIES-A                  CL A       895927101      295    15746  SH          SOLE              15746
VERAMARK TECHNOLOGIES INC           COM        923351100     1341  1382600  SH          SOLE            1382600
VERSO TECHNOLOGIES INC              COM NEW    925317208      217   228343  SH          SOLE             228343
WESTERN ASSET CLAYMORE US TR IN PR  COM SH BEN 95766Q106     1786   153400  SH          SOLE             153400
WESTERN ASSET INFLA MGMT FD         COM        95766U107      952    59138  SH          SOLE              59138
WESTERN ASSET/CLAYMORE US TR IN PR2 COM        95766R104     1699   143000  SH          SOLE             143000
BLACKROCK CA INSURED MUN 2008 TRUST COM        09247G108      262    17200  SH          SOLE              17200
BLACKROCK INSD MUNI 2008 TERM       COM        09247K109     1080    70600  SH          SOLE              70600
BLACKROCK MUNI-ENHANCED FUND        COM        09253Y100      690    63500  SH          SOLE              63500
BLACKROCK NY INSURED MUNI 2008 TERM COM        09247L107      460    30300  SH          SOLE              30300
PUTNAM HIGH YIELD MUNICIPAL         SH BEN INT 746781103      690    91400  SH          SOLE              91400
ZWEIG FUND                          COM        989834106     6398  1066346  SH          SOLE            1066346
EQUITY RESIDENT PPTYS SH BEN INT    SH BEN INT 29476L107     1736    36000  SH          SOLE              36000
WASHINGTON MUT INC COM              COM        939322103     1627    40296  SH          SOLE              40296
WORKSTREAM INC.                     COM        981402100       13    10300  SH          SOLE              10300
DIME BANCORP-WT                     WT         25429Q110        4    21000  SH          SOLE              21000
